Loans transactions between related parties (Details) ₩ in Millions	12 Months Ended
Dec. 31, 2017 KRW (₩)
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	₩ 112,583
Changes in Loans receivable transactions between related parties [Abstract]
Loans	63,346
Collection	(29,390)
Others	(20,284)
Ending balance	126,255
Hyundai Energy [Member] | Gross carrying amount [Member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	2,465
Changes in Loans receivable transactions between related parties [Abstract]
Ending balance	2,465
Hyundai Energy [Member] | Accumulated impairment [Member]
Changes in Loans receivable transactions between related parties [Abstract]
Others	(2,465)
Ending balance	(2,465)
Gunsan Bio Energy Co., Ltd. [Member] | Gross carrying amount [Member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	9,396
Changes in Loans receivable transactions between related parties [Abstract]
Ending balance	9,396
KNOC Nigerian East & West Oil [Member] | Gross carrying amount [Member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	29,282
Changes in Loans receivable transactions between related parties [Abstract]
Loans	169
Others	(3,110)
Ending balance	26,341
KNOC Nigerian East & West Oil [Member] | Accumulated impairment [Member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	(18,191)
Changes in Loans receivable transactions between related parties [Abstract]
Others	1,640
Ending balance	(16,551)
PT Wampu Electric Power [Member] | Gross carrying amount [Member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	14,022
Changes in Loans receivable transactions between related parties [Abstract]
Loans	905
Others	(1,639)
Ending balance	13,288
PT. Cirebon Electric Power [Member] | Gross carrying amount [Member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	26,733
Changes in Loans receivable transactions between related parties [Abstract]
Loans	2,199
Collection	(7,876)
Others	(5,620)
Ending balance	15,436
Xe-Pian Xe-Namnoy Power [Member] | Gross carrying amount [Member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	1,413
Changes in Loans receivable transactions between related parties [Abstract]
Ending balance	1,413
Daehan Wind Power PSC [Member] | Gross carrying amount [Member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	683
Changes in Loans receivable transactions between related parties [Abstract]
Loans	640
Others	(112)
Ending balance	1,211
Datang Chifeng Renewable Power [Member] | Gross carrying amount [Member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	16,344
Changes in Loans receivable transactions between related parties [Abstract]
Collection	(7,647)
Others	(1,452)
Ending balance	7,245
Kelar S.A [Member] | Gross carrying amount [Member]
Changes in Loans receivable transactions between related parties [Abstract]
Loans	54,631
Collection	(3,568)
Others	(4,443)
Ending balance	46,620
KEPCO SPC Power Corporation [Member] | Gross carrying amount [Member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	27,795
Changes in Loans receivable transactions between related parties [Abstract]
Collection	(7,803)
Others	(2,743)
Ending balance	17,249
KODE NOVUS II LLC [Member] | Gross carrying amount [Member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	4,532
Changes in Loans receivable transactions between related parties [Abstract]
Others	(514)
Ending balance	4,018
KODE NOVUS II LLC [Member] | Accumulated impairment [Member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	(4,532)
Changes in Loans receivable transactions between related parties [Abstract]
Others	514
Ending balance	(4,018)
Chester Solar IV SpA [Member] | Gross carrying amount [Member]
Changes in Loans receivable transactions between related parties [Abstract]
Loans	4,802
Others	(195)
Ending balance	4,607
Rabigh Electricity Company [Member] | Gross carrying amount [Member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	2,641
Changes in Loans receivable transactions between related parties [Abstract]
Collection	(2,496)
Others	₩ (145)